UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Smithwood Advisers, L.P.
Address:   1999 Ave of the Stars, Suite 2040
           Los Angeles, CA 90067
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Alexander Rogers
        -------------------------
Title:  Operations Manager
        -------------------------
Phone:  310 286 2929
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Alexander Rogers                 Los Angeles, CA                  11/14/2006
--------------------                 ---------------                  ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]


                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           21
                                         -----------
Form 13F Information Table Value Total:     $304,108
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
AEP Industries                 COM              001031103    20449  487453 SH  -    SOLE              487453      0    0
Altria Group                   COM              02209s103     7655  100000 SH  -    SOLE              100000      0    0
American Express               COM              025816109    42060  750000 SH  -    SOLE              750000      0    0
Cheniere Energy                COM              16411r208    31196 1050000 SH  -    SOLE             1050000      0    0
First Data Corp                COM              319963104     2100   50000 SH  -    SOLE               50000      0    0
Foot Locker                    COM              344849104    18938  750000 SH  -    SOLE              750000      0    0
Freescale Semiconductor Class  COM              35687m206    30408  800000 SH  -    SOLE              800000      0    0
B
Hanesbrands Inc                COM              410345102     7879  350000 SH  -    SOLE              350000      0    0
IHOP Corp                      COM              449623107    36071  778239 SH  -    SOLE              778239      0    0
Microsoft                      COM              594918104    20513  750000 SH  -    SOLE              750000      0    0
NYSE Group Inc.                COM              62949w103     3315   55440 SH  -    SOLE               55440      0    0
Aether Holdings                COM              00809c106    12606 2122300 SH  -    SOLE             2122300      0    0
Orbimage Inc                   COM              68555y101     2855  179657 SH  -    SOLE              179657      0    0
Procter & Gamble               COM              742718109    40287  650000 SH  -    SOLE              650000      0    0
Wal Mart                       COM              931142103     4932  100000 SH  -    SOLE              100000      0    0
Walter Industries              COM              93317q105     4268  100000 SH  -    SOLE              100000      0    0
Northwestern                   WTS              668074115     8382  805954 SH  -    SOLE              805954      0    0
Whole Foods                    OPT              966837956      330     500     PUT  SOLE                 500      0    0
PF Chang's China Bistro        OPT              69333Y958     1030    1000     PUT  SOLE                1000      0    0
Under Armour                   OPT              904311957      504     800     PUT  SOLE                 800      0    0
Wal Mart                       OPT              9311429AH     8330    7000     CALL SOLE                7000      0    0